Disposals and impairment	12 Months Ended
Dec. 31, 2017
Impairment Of Assets [Abstract]
Disposals and impairment
Disposals and impairment
The following amounts were recognized in the income statement in respect of disposals and impairments.

			$ million
	2017	2016	2015
Gains on sale of businesses and fixed assets
Upstream	526	557	324
Downstream	674	561	316
Other businesses and corporate	10	14	26
	1,210	1,132	666

			$ million
	2017	2016	2015
Losses on sale of businesses and fixed assets
Upstream	127	169	124
Downstream	88	89	98
Other businesses and corporate	—	3	41
	215	261	263
Impairment losses
Upstream	1,138	1,022	2,484
Downstream	69	84	265
Other businesses and corporate	32	11	155
	1,239	1,117	2,904
Impairment reversals
Upstream	(176)	(3,025)	(1,080)
Downstream	(62)	(17)	(178)
	(238)	(3,042)	(1,258)
Impairment and losses on sale of businesses and fixed assets	1,216	(1,664)	1,909

Disposals
Disposal proceeds and principal gains and losses on disposals by segment are described below.

			$ million
	2017	2016	2015
Proceeds from disposals of fixed assets	2,936	1,372	1,066
Proceeds from disposals of businesses, net of cash disposed	478	1,259	1,726
	3,414	2,631	2,792
By business
Upstream	1,183	839	769
Downstream	2,078	1,646	1,747
Other businesses and corporate	153	146	276
	3,414	2,631	2,792

At 31 December 2017, deferred consideration relating to disposals amounted to $259 million receivable within one year (2016 $255 million and 2015 $41 million) and $268 million receivable after one year (2016 $271 million and 2015 $385 million). In addition, contingent consideration receivable relating to the disposals amounted to $237 million at 31 December 2017 (2016 $131 million and 2015 $292 million).
Upstream
In 2017, gains principally resulted from the disposal of a portion of our interest in the Perdido offshore hub in the US, and further gains associated with disposals in the UK.
In 2016, gains principally resulted from the contribution of BP’s Norwegian upstream business into Aker BP ASA and from the sale of certain properties in the UK.
In 2015, gains principally resulted from the sale of our interests in the Central Area Transmission System in the North Sea, and from adjustments to prior year disposals in Canada.
Downstream
In 2017, gains principally resulted from the disposal of our interest in the SECCO joint venture and the disposal of certain midstream assets in Europe.
In 2016, gains principally resulted from the disposal of certain US and non-US midstream assets in our fuels business and the dissolution of our German refining joint operation with Rosneft.
In 2015, gains principally resulted from the disposal of our investment in the UTA European fuel cards business and our Australian bitumen business.
3. Disposals and impairment – continued
Summarized financial information relating to the sale of businesses is shown in the table below. The principal transaction categorized as a business disposal in 2017 was the disposal of our interest in the Forties Pipeline System in the North Sea. The principal transactions categorized as business disposals in 2016 were the contribution of BP’s Norwegian upstream business into Aker BP ASA and the dissolution of the group’s German refining joint operation with Rosneft. The principal transactions categorized as business disposals in 2015 were the sales of our interests in the Central Area Transmission System in the North Sea and in the UTA European fuel cards business.

			$ million
	2017	2016	2015
Non-current assets	735	4,794	154
Current assets	57	1,202	80
Non-current liabilities	(173)	(2,558)	(70)
Current liabilities	(86)	(532)	(50)
Total carrying amount of net assets disposed	533	2,906	114
Recycling of foreign exchange on disposal	—	25	16
Costs on disposal[a]	3	229	8
	536	3,160	138
Gains on sale of businesses[b]	44	593	446
Total consideration	580	3,753	584
Non-cash consideration[c]	(216)	(2,698)	—
Consideration received (receivable)[d]	121	223	1,116
Proceeds from the sale of businesses related to completed transactions	485	1,278	1,700
Deposits[e]	(7)	(19)	26
Proceeds from the sale of businesses, net of cash disposed[f]	478	1,259	1,726
[a] 2016 includes amounts relating to the remeasurement to fair value of certain assets as a result of the dissolution of our German refining joint operation with Rosneft.
[b] 2016 gains on sale of businesses include deferred amounts not recognized in the income statement.
[c] 2016 non-cash consideration principally relates to the contribution of BP’s Norwegian upstream business into Aker BP ASA in exchange for 30% interest in Aker BP ASA and the dissolution of the group’s German refining joint operation with Rosneft.
[d] Consideration received from prior year business disposals or to be received from current year disposals. 2015 included $1,079 million of proceeds from our Toledo refinery partner, Husky Energy, in place of capital commitments relating to the original divestment transaction that have not been subsequently sanctioned.
[e] Proceeds received in the current year in advance of business disposals, less deposits received in prior years in relation to business disposals completed in the current year.
[f] Proceeds are stated net of cash and cash equivalents disposed of $25 million (2016 $676 million and 2015 $9 million).
Impairments
Impairment losses and impairment reversals in each segment are described below. For information on significant estimates and judgements made in relation to impairments see Impairment of property, plant and equipment, intangibles and goodwill within Note 1. See also Note 10, Note 13 and Note 19 for further information on impairments by asset category.
Upstream
Impairment losses and reversals related primarily to producing and midstream assets.
The 2017 impairment losses of $1,138 million related to a number of different assets, with the most significant charges arising in Lower 48 and the North Sea. Impairment losses within Upstream arose primarily as a result of changes in reserves estimates and the decision to dispose of certain assets, including the Forties Pipeline System business.
The 2017 impairment reversals of $176 million related to a number of different assets, with the most significant reversals arising in the North Sea.
The 2016 impairment losses of $1,022 million related to a number of different assets, with the most significant charges arising in the North Sea. Impairment losses within Upstream arose primarily as a result of revised cost estimates and decisions to dispose of certain assets.
The 2016 impairment reversals of $3,025 million primarily related to the North Sea and Angola. The largest impairment reversals related to the Andrew area cash-generating unit (CGU) in the North Sea and the PSVM and Greater Plutonio CGUs in Angola but none of these were individually significant. In addition an impairment reversal was recorded in relation to the Block KG D6 CGU in India; and exploration costs were also written back during the period (see Note 6). The impairment reversals arose following a reduction in the discount rate applied, changes to future price assumptions, and also increased confidence in the progress of the KG D6 projects in India.
The 2015 impairment losses of $2,484 million included $761 million in Angola, of which $371 million related to the Greater Plutonio CGU. Impairment losses also included $830 million in relation to CGUs in the North Sea, of which $328 million related to the Andrew area CGU. The impairment losses primarily arose as a result of a lower price environment in the near term, and were also affected to a lesser extent by certain technical reserves revisions and increases in decommissioning cost estimates. The 2015 impairment reversals of $1,080 million included $945 million in the North Sea business, of which $473 million related to the Eastern Trough Area Project (ETAP) CGU. The impairment reversals mainly arose as a result of decreases in cost estimates and a reduction in the discount rate applied, offsetting the impact of lower prices in the near term.
Downstream
Impairment losses totalling $69 million, $84 million, and $265 million were recognized in 2017, 2016 and 2015 respectively. The amount for 2015 was principally in relation to certain manufacturing assets in our petrochemicals business and certain US midstream assets, where the expected disposal proceeds were lower than the book values.
Other businesses and corporate
Impairment losses totalling $32 million, $11 million, and $155 million were recognized in 2017, 2016 and 2015 respectively. The amount for 2015 was principally in respect of our US wind business.